Financing receivables, net - Movement of the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movement of the allowance for credit losses
Balance at beginning of the year	¥ 69,410	¥ 11,884
Additions	121,341	113,162
Reversal	(55,976)
Charge-offs	(113,623)	(55,636)
Balance at end of the year	¥ 21,152	¥ 69,410